Stockholders’ Equity (Deficit) (Details) - Schedule of Stock Option Grant Activity	9 Months Ended
Sep. 30, 2023 $ / shares shares
Vested and Nonvested Stock Options [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Stock Option Grant Activity [Line Items]
Number Outstanding, beginning balance | shares	1,127
Weighted Average Exercise Price Outstanding, beginning balance | $ / shares	$ 6,802.93
Weighted Average Remaining Life Outstanding, beginning balance	5 years 8 months 26 days
Number, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Weighted Average Remaining Life, Granted
Number, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited | shares
Weighted Average Exercise Price, Expired or forfeited | $ / shares
Weighted Average Remaining Life, Expired or forfeited
Number Outstanding, ending balance | shares	1,127
Weighted Average Exercise Price Outstanding, ending balance | $ / shares	$ 6,802.93
Weighted Average Remaining Life Outstanding, ending balance	5 years
Vested and Nonvested Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Stock Option Grant Activity [Line Items]
Number Outstanding, beginning balance | shares	127,281
Weighted Average Exercise Price Outstanding, beginning balance | $ / shares	$ 514.97
Weighted Average Remaining Life Outstanding, beginning balance	4 years 6 months 14 days
Number, Granted | shares	2,190,367
Weighted Average Exercise Price, Granted | $ / shares	$ 6.36
Weighted Average Remaining Life, Granted	5 years 2 months 12 days
Number, Exercised | shares	(184,374)
Weighted Average Exercise Price, Exercised | $ / shares	$ 1.35
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited | shares	(392)
Weighted Average Exercise Price, Expired or forfeited | $ / shares	$ 8,250
Weighted Average Remaining Life, Expired or forfeited
Number Outstanding, ending balance | shares	2,132,882
Weighted Average Exercise Price Outstanding, ending balance | $ / shares	$ 35.22
Weighted Average Remaining Life Outstanding, ending balance	5 years 1 month 6 days